Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Categories of financial liabilities [abstract]
Credit card transactions	[1]	R$ 26,163,066	R$ 23,717,936
Foreign exchange transactions	[2]	17,085,029	17,975,291
Loan assignment obligations		8,454,076	8,761,827
Capitalization bonds		7,562,974	7,502,158
Securities trading		2,317,155	2,569,881
Liabilities for acquisition of assets - financial leasing (Note 38 a)		857,212	1,063,649
Other liabilities
Third party funds in transit	[3]	7,211,038	7,068,452
Provision for payments		8,743,428	6,997,168
Sundry creditors		3,205,800	8,843,035
Social and statutory		4,524,457	4,631,237
Other taxes payable		1,466,306	1,528,980
Liabilities for acquisition of assets and rights		1,480,777	1,452,568
Other		8,745,506	4,853,333
Total		R$ 97,816,824	R$ 96,965,515

[1]	Refers to amounts payable to merchants;
[2]	Mainly refers to the institution's sales in foreign currency to customers and its right's in domestic currency, resulting from exchange sale operations; and
[3]	Mainly refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.